Property and Equipment (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Carrying value of items of property and equipment on which there is a restriction on sale	€ 1	€ 1
Contractual commitments for acquisition of property, plant and equipment	1	24
Additions to right-of-use assets	102
Depreciation charges for right-of-use assets	511
Right-of-use assets	3,700	3,900
Properties
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Right-of-use assets	3,700	3,900
Vehicles
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Right-of-use assets	€ 19	€ 19